RELATED PARTY BALANCES AND TRANSACTIONS - Related party relationships (Details)	12 Months Ended
Sep. 30, 2025
Beijing Shihui
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Linze Origin Seeds Ltd
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Henan Yingde Agricultural Ltd
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Beijing Agrite Co., Ltd.
Related Party Transaction
Related party nature of relationship	Being owned by close family members of the Company’s Chairman
Shareholders
Related Party Transaction
Related party nature of relationship	Non-controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou
Shareholders
Related Party Transaction
Related party nature of relationship	Agriculture, Shandong Aoruixinong, Henan Aoyu, Hubei Agriculture